EQUITY TRANSACTIONS	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6. EQUITY TRANSACTIONS

On April 19, 2013, the Company’s shareholders at the 2013 Annual Meeting of Shareholders voted and approved the issuance of 1,800,000 shares at price $1.71 per share to Mr. Zhang, a 90% shareholder in Tianjin Zhiyuan Investment Group Ltd.

At the 2014 Annual Meeting of Shareholders held on January 21, 2014, the Company’s shareholders voted to increase the number of authorized shares of common stock from 10 million to 50 million shares and the number of authorized shares of Preferred Stock from 1 million to 2 million shares. The Company filed its First Amended and Restated Articles of Incorporation with the Commonwealth of Virginia State Corporation Commission on February 10, 2014.

To strengthen the Company’s efforts in business reorganization, development and acquisitions as well as enterprise risk management and process flow enhancements, the Company entered into management consulting and advisory services agreements with two consultants on June 6, 2014. In return for their services, a total of 600,000 shares of the Company’s common stock have been issued to these two consultants. During June 2014, a total of 200,000 shares of the Company’s common stock were issued to the consultants as prepayment for their services. The value of their consulting services is determined using the fair value of the Company’s common stock of $2.34 per share when the shares were issued to the consultants. The remaining 400,000 shares of the Company's common stock were issued to the consultants on August 29, 2014. The service agreements are for the period July 1, 2014 to December 31, 2016.

On June 23, 2014, the Company sold 200,000 shares of its common stock at a price per share at $2.22 to Crystal Spring Holdings Limited, a company owned by Mr. Deming Wang, a major shareholder of Zhenghe Shipping Group Limited. Subsequent to June 30, 2014, the Company entered into another agreement with Mr. Wang. Please see Note 13, Subsequent Events.